Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0002017758
Document Type	POS AM
Entity Registrant Name	Linkhome Holdings Inc.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On October 17, 2024, the Linkhome Holdings Inc. (“Linkhome,” the “registrant,” “we,” or “our”) filed a registration statement on Form S-1 (File No. 333-280379), which was subsequently declared effective by the United States Securities and Exchange Commission on November 12, 2024 (the “Registration Statement”).On January 13, 2025, the Registrant filed Post-Effective Amendment No. 1 to the Registration Statement, which was filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended, to update the Registration Statement to include the unaudited condensed consolidated financial statements and the notes thereto for the nine months ended September 30, 2024 and 2023, and certain other information in such Registration Statement.On March 24, 2025, Post-Effective Amendment No. 2 to the Registration Statement was filed to update the Registration Statement to include the audited condensed consolidated financial statements and notes thereto for the fiscal year ended December 31, 2024 and further supplement information contained in the Registration Statement. On April 2, 2025, Post-Effective Amendment No. 3 to the Registration Statement was filed to update the Registration Statement to include an additional explanatory note to the audited condensed consolidated financial statements and notes thereto for the fiscal year ended December 31, 2024.On June 24, 2025, Post-Effective Amendment No. 4 to the Registration Statement was filed to update the Registration Statement to include the audited condensed consolidated financial statements and notes thereto for the three months ended March 31, 2025 and further supplement information contained in the Registration Statement.On June 26, 2025, Post-Effective Amendment No. 5 to the Registration Statement was filed to update the Registration Statement to clarify the number of shares being offered from 2,000,000 to 1,250,000 and further supplement information contained in the Registration Statement. This Post-Effective Amendment No. 6 to the Registration Statement (“Post-Effective Amendment No. 6”) is being filed to update and further supplement information contained in the Registration Statement.
Amendment Flag	true